ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Sep. 30, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 13 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following as of September 30, 2024 and 2023:

	As of September 30,
	2024	2023
VAT payable	$3,882,740	$3,165,668
Other tax payables	49,557	40,654
Other	328,784	1,758,571
Total	$4,261,081	$4,964,893

Other current liabilities contain primarily unsecured, due on demand and interest free short-term loan to the Company from third party entities and deposits for bidding from suppliers to the Company.